Other long-term liabilities - Provision for site restoration costs (Details) - Provision for site restoration costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 29,355	$ 31,941
New or revised provisions	6,915	(2,767)
Accretion expense	311	181
Balance at end of period	$ 36,581	$ 29,355